Provisions	12 Months Ended
Mar. 30, 2025
Provisions [abstract]
Provisions	Provisions
Provisions consist primarily of amounts recorded with respect to customer warranty obligations, sales returns, and asset retirement obligations.
The provision for warranty claims represents the present value of management’s best estimate of the future outflow of economic resources that will be required to meet the Company’s obligations for warranties upon the sale of goods, which may include repair or replacement of previously sold products. The estimate has been made on the basis of historical warranty trends and may vary as a result of new materials, altered manufacturing processes, customer behaviour and expectations, or other events affecting product quality and production.
The Company amended the existing accounting policies related to its presentation of liabilities in the statement of financial position as at April 1, 2024 and identified warranty provisions within non-current liabilities that can no longer be classified as such. As a result, $23.0m for March 31, 2024 was reclassified to current liabilities on the provisions line in the statement of financial position. See "Note 4. Changes in accounting policies" for more details on the reclassification.
Sales returns relate primarily to goods sold through the DTC segment which have a limited right of return (typically within 30 days), or exchange only, in certain jurisdictions.
Asset retirement obligations relate to legal obligations associated with the retirement of tangible long-lived assets, primarily for leasehold improvements that the Company is contractually obligated to remove at the end of the lease term. The Company recognizes the liability when such obligations are incurred. The fair value of the liability is estimated based on a number of assumptions requiring management’s judgment, including closing costs and inflation rates, and is accreted to its projected future value over time.

	Warranty	Sales returns	Asset retirement obligations	Total
	$	$	$	$
April 2, 2023	30.4	15.6	12.1	58.1
Additional provisions recognized	6.6	20.8	2.6	30.0
Reductions resulting from settlement	(6.8)	(16.9)	—	(23.7)
Release of provisions	—	(0.7)	(0.1)	(0.8)
Other	0.1	—	(0.3)	(0.2)
March 31, 2024	30.3	18.8	14.3	63.4
Additional provisions recognized	6.2	8.5	1.4	16.1
Reductions resulting from settlement	(7.5)	(15.7)	—	(23.2)
Release of provisions	—	(1.2)	(0.2)	(1.4)
Other	—	0.6	0.6	1.2
March 30, 2025	29.0	11.0	16.1	56.1
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	March 30, 2025	March 31, 2024
	$	$
		Reclassified
Current provisions	40.1	49.1
Non-current provisions	16.0	14.3
Provisions	56.1	63.4